PROPERTY & EQUIPMENT	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Note 5. PROPERTY & EQUIPMENT

Property & equipment consist of the following:

	June 30,	December 31,
	2016	2015
Computer and software	$21,924	$20,571
Furniture and fittings	30,276	28,408
Office equipment	43,712	41,014
Renovations and improvements	332,004	298,093
Building	1,152,149	1,081,054
Total	1,580,065	1,469,140
Less: accumulated depreciation	(72,104)	(46,138)
Net	$1,507,961	$1,423,002

The depreciation expense charged to general and administrative expenses were $22,555 and $10,962 for the six months ended June 30, 2016 and 2015, respectively.